Note 7 - Investments in Affiliates	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Equity Method Investments and Joint Ventures Disclosure [Text Block]
(7)	Investments in Affiliates

As of
December 31, 2016
and
2017,
investments in affiliates represent (i)
40%
equity interest in Shanghai Teamhead Automobile Surveyors Co., Ltd. ("Teamhead Automobile") through one
of the Group's claim adjusting subsidiaries; the affiliate is a PRC registered company that provides insurance surveyor and loss adjustors services, and (ii)
20.6%
equity interests in Sincere Fame International Limited ("Sincere Fame") which is a financial services company registered in the BVI and based in Guangzhou, PRC, primarily engaged in the origination and management of small loans made to individuals, loan repackaging transactions, asset management-related services to financial institutions and mortgage agency services to individuals.

During the years ended
December 31, 2015,
2016
and
2017,
the Group recognized its share of income of affiliates in the amount of
RMB26,924,
RMB48,293
and
RMB108,944
respectively. During the years ended
December 31, 2015,
2016
and
2017,
the Group recognized its share of other comprehensive income of affiliates in the amount of
RMB37,567,
and other comprehensive loss of RMB
37,911,
and other comprehensive income of
RMB1,263,
respectively.

Investments as of
December 31, 2016
and
2017
were as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Teamhead Automobile	227	160
Sincere Fame	294,349	404,623
Total	294,576	404,783

The summarized financial information of equity method investees is illustrated as below:

	As of December 31,
	2016	2017
	RMB	RMB
Statements of Financial Position
Current assets	1,195,048	1,745,693
Non-current assets	6,607,156	16,460,862
Current liabilities	6,679,656	13,022,143
Non-current liabilities	2,617	3,355,068

	Year Ended December 31,
	2015	2016	2017
Results of operation	RMB	RMB	RMB
Net Revenues	599,372	1,347,800	3,424,351
Gross profit	427,258	899,946	2,008,070
Income from operations	158,846	287,975	804,163
Net profit	130,647	235,366	529,524